SCHEDULE OF AMORTIZATION EXPENSE FOR OTHER INTANGIBLE ASSETS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Remainder of 2026	¥ 1,832
2027	1,214
2028	125
2029	50
2030	12
Thereafter
Net carrying amount	¥ 3,233	¥ 5,121